TAXATION (Schedule of Movement of Valuation Allowance) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
TAXATION [Line Items]
Balance at the beginning of year		¥ (157,876)	[1]	$ (22,962)	¥ (114,561)
Change of valuation allowance in the current year		(59,200)		(8,610)	(43,315)
Balance at the end of year	[1]	¥ (217,076)		$ (31,572)	¥ (157,876)

[1]	The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.